Distribution Date:	12/16/22	BBCMS Mortgage Trust 2017-C1
Determination Date:	12/12/22
Next Distribution Date:	01/18/23
Record Date:	11/30/22	Commercial Mortgage Pass-Through Certificates
Series 2017-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Vinson	(212) 412-4000
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue | New York, NY 10019 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	18
			David Rodgers	(212) 230-9025
Historical Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	22				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	07332VAZ8	2.010000%	22,421,053.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	07332VBA2	3.189000%	66,989,474.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	07332VBC8	3.412000%	152,631,581.00	151,421,770.04	0.00	430,542.57	0.00	0.00	430,542.57	151,421,770.04	33.82%	30.00%
A-4	07332VBD6	3.674000%	319,560,000.00	319,560,000.00	0.00	978,386.20	0.00	0.00	978,386.20	319,560,000.00	33.82%	30.00%
A-SB	07332VBB0	3.488000%	37,421,053.00	32,073,419.67	607,546.82	93,226.74	0.00	0.00	700,773.56	31,465,872.85	33.82%	30.00%
A-S	07332VBE4	3.898000%	66,320,000.00	66,320,000.00	0.00	215,429.47	0.00	0.00	215,429.47	66,320,000.00	25.08%	22.25%
B	07332VBF1	4.089000%	43,856,843.00	43,856,843.00	0.00	149,442.19	0.00	0.00	149,442.19	43,856,843.00	19.30%	17.13%
C	07332VBG9	4.441000%	38,509,474.00	38,509,474.00	0.00	142,517.15	0.00	0.00	142,517.15	38,509,474.00	14.23%	12.63%
D	07332VAA3	3.543690%	43,856,846.00	43,856,846.00	0.00	129,512.56	0.00	0.00	129,512.56	43,856,846.00	8.45%	7.50%
E	07332VAC9	3.443690%	21,393,690.00	21,393,690.00	0.00	61,394.37	0.00	0.00	61,394.37	21,393,690.00	5.64%	5.00%
F	07332VAE5	3.443690%	8,556,843.00	8,556,843.00	0.00	24,555.93	0.00	0.00	24,555.93	8,556,843.00	4.51%	4.00%
G	07332VAG0	3.443690%	8,557,895.00	8,557,895.00	0.00	24,558.95	0.00	0.00	24,558.95	8,557,895.00	3.38%	3.00%
H*	07332VAJ4	3.443690%	25,672,986.00	25,672,986.00	0.00	69,628.48	0.00	0.00	69,628.48	25,672,986.00	0.00%	0.00%
V	07332VAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	07332VAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			855,747,738.00	759,779,766.71	607,546.82	2,319,194.61	0.00	0.00	2,926,741.43	759,172,219.89

X-A	07332VBJ3	1.460412%	599,023,161.00	503,055,189.71	0.00	612,223.26	0.00	0.00	612,223.26	502,447,642.89
X-B	07332VBH7	1.069661%	110,176,843.00	110,176,843.00	0.00	98,209.89	0.00	0.00	98,209.89	110,176,843.00
X-D	07332VAL9	1.080473%	82,366,320.00	82,366,320.00	0.00	74,162.13	0.00	0.00	74,162.13	82,366,320.00
X-E	07332VAN5	1.600000%	21,393,690.00	21,393,690.00	0.00	28,524.92	0.00	0.00	28,524.92	21,393,690.00
X-F	07332VAQ8	1.600000%	8,556,843.00	8,556,843.00	0.00	11,409.12	0.00	0.00	11,409.12	8,556,843.00
X-G	07332VAS4	1.600000%	8,557,895.00	8,557,895.00	0.00	11,410.53	0.00	0.00	11,410.53	8,557,895.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	07332VAU9	1.600000%	25,672,986.00	25,672,986.00	0.00	34,230.65	0.00	0.00	34,230.65	25,672,986.00
Notional SubTotal			855,747,738.00	759,779,766.71	0.00	870,170.50	0.00	0.00	870,170.50	759,172,219.89

Deal Distribution Total					607,546.82	3,189,365.11	0.00	0.00	3,796,911.93

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07332VAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	07332VBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	07332VBC8	992.07365244	0.00000000	2.82079611	0.00000000	0.00000000	0.00000000	0.00000000	2.82079611	992.07365244
A-4	07332VBD6	1,000.00000000	0.00000000	3.06166667	0.00000000	0.00000000	0.00000000	0.00000000	3.06166667	1,000.00000000
A-SB	07332VBB0	857.09559456	16.23542822	2.49129120	0.00000000	0.00000000	0.00000000	0.00000000	18.72671942	840.86016633
A-S	07332VBE4	1,000.00000000	0.00000000	3.24833338	0.00000000	0.00000000	0.00000000	0.00000000	3.24833338	1,000.00000000
B	07332VBF1	1,000.00000000	0.00000000	3.40749994	0.00000000	0.00000000	0.00000000	0.00000000	3.40749994	1,000.00000000
C	07332VBG9	1,000.00000000	0.00000000	3.70083346	0.00000000	0.00000000	0.00000000	0.00000000	3.70083346	1,000.00000000
D	07332VAA3	1,000.00000000	0.00000000	2.95307510	0.00000000	0.00000000	0.00000000	0.00000000	2.95307510	1,000.00000000
E	07332VAC9	1,000.00000000	0.00000000	2.86974197	0.00000000	0.00000000	0.00000000	0.00000000	2.86974197	1,000.00000000
F	07332VAE5	1,000.00000000	0.00000000	2.86974180	0.00000000	0.00000000	0.00000000	0.00000000	2.86974180	1,000.00000000
G	07332VAG0	1,000.00000000	0.00000000	2.86974192	0.00000000	0.00000000	0.00000000	0.00000000	2.86974192	1,000.00000000
H	07332VAJ4	1,000.00000000	0.00000000	2.71213017	0.15761158	21.33547107	0.00000000	0.00000000	2.71213017	1,000.00000000
V	07332VAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	07332VAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07332VBJ3	839.79255305	0.00000000	1.02203604	0.00000000	0.00000000	0.00000000	0.00000000	1.02203604	838.77832378
X-B	07332VBH7	1,000.00000000	0.00000000	0.89138414	0.00000000	0.00000000	0.00000000	0.00000000	0.89138414	1,000.00000000
X-D	07332VAL9	1,000.00000000	0.00000000	0.90039387	0.00000000	0.00000000	0.00000000	0.00000000	0.90039387	1,000.00000000
X-E	07332VAN5	1,000.00000000	0.00000000	1.33333333	0.00000000	0.00000000	0.00000000	0.00000000	1.33333333	1,000.00000000
X-F	07332VAQ8	1,000.00000000	0.00000000	1.33333287	0.00000000	0.00000000	0.00000000	0.00000000	1.33333287	1,000.00000000
X-G	07332VAS4	1,000.00000000	0.00000000	1.33333372	0.00000000	0.00000000	0.00000000	0.00000000	1.33333372	1,000.00000000
X-H	07332VAU9	1,000.00000000	0.00000000	1.33333341	0.00000000	0.00000000	0.00000000	0.00000000	1.33333341	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	11/01/22 - 11/30/22	30	0.00	430,542.57	0.00	430,542.57	0.00	0.00	0.00	430,542.57	0.00
A-4	11/01/22 - 11/30/22	30	0.00	978,386.20	0.00	978,386.20	0.00	0.00	0.00	978,386.20	0.00
A-SB	11/01/22 - 11/30/22	30	0.00	93,226.74	0.00	93,226.74	0.00	0.00	0.00	93,226.74	0.00
X-A	11/01/22 - 11/30/22	30	0.00	612,223.26	0.00	612,223.26	0.00	0.00	0.00	612,223.26	0.00
X-B	11/01/22 - 11/30/22	30	0.00	98,209.89	0.00	98,209.89	0.00	0.00	0.00	98,209.89	0.00
X-D	11/01/22 - 11/30/22	30	0.00	74,162.13	0.00	74,162.13	0.00	0.00	0.00	74,162.13	0.00
X-E	11/01/22 - 11/30/22	30	0.00	28,524.92	0.00	28,524.92	0.00	0.00	0.00	28,524.92	0.00
X-F	11/01/22 - 11/30/22	30	0.00	11,409.12	0.00	11,409.12	0.00	0.00	0.00	11,409.12	0.00
X-G	11/01/22 - 11/30/22	30	0.00	11,410.53	0.00	11,410.53	0.00	0.00	0.00	11,410.53	0.00
X-H	11/01/22 - 11/30/22	30	0.00	34,230.65	0.00	34,230.65	0.00	0.00	0.00	34,230.65	0.00
A-S	11/01/22 - 11/30/22	30	0.00	215,429.47	0.00	215,429.47	0.00	0.00	0.00	215,429.47	0.00
B	11/01/22 - 11/30/22	30	0.00	149,442.19	0.00	149,442.19	0.00	0.00	0.00	149,442.19	0.00
C	11/01/22 - 11/30/22	30	0.00	142,517.15	0.00	142,517.15	0.00	0.00	0.00	142,517.15	0.00
D	11/01/22 - 11/30/22	30	0.00	129,512.56	0.00	129,512.56	0.00	0.00	0.00	129,512.56	0.00
E	11/01/22 - 11/30/22	30	0.00	61,394.37	0.00	61,394.37	0.00	0.00	0.00	61,394.37	0.00
F	11/01/22 - 11/30/22	30	0.00	24,555.93	0.00	24,555.93	0.00	0.00	0.00	24,555.93	0.00
G	11/01/22 - 11/30/22	30	0.00	24,558.95	0.00	24,558.95	0.00	0.00	0.00	24,558.95	0.00
H	11/01/22 - 11/30/22	30	542,143.08	73,674.84	0.00	73,674.84	4,046.36	0.00	0.00	69,628.48	547,745.25
Totals			542,143.08	3,193,411.47	0.00	3,193,411.47	4,046.36	0.00	0.00	3,189,365.11	547,745.25

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	3,796,911.93
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,204,049.86	Master Servicing Fee	4,166.16
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,521.94
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	316.58
ARD Interest	0.00	Operating Advisor Fee	1,160.12
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	183.61
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,204,049.86	Total Fees	10,638.41

Principal		Expenses/Reimbursements
Scheduled Principal	607,546.82	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	3,197.46
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	188.86
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	660.04
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	607,546.82	Total Expenses/Reimbursements	4,046.36

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,189,365.11
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	607,546.82
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,796,911.93
Total Funds Collected	3,811,596.68	Total Funds Distributed	3,811,596.70

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	759,779,766.78	759,779,766.78	Beginning Certificate Balance	759,779,766.71
(-) Scheduled Principal Collections	607,546.82	607,546.82	(-) Principal Distributions	607,546.82
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	759,172,219.96	759,172,219.96	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	760,240,177.82	760,240,177.82	Ending Certificate Balance	759,172,219.89
Ending Actual Collateral Balance	759,664,814.82	759,664,814.82

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.07)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.07)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.04%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	14,615,151.54	1.93%	46	5.1717	NAP	Defeased	4	14,615,151.54	1.93%	46	5.1717	NAP
	9,999,999 or less	29	174,325,168.80	22.96%	49	5.0800	1.865757	1.39 or less	15	202,548,798.45	26.68%	48	5.0453	0.985792
10,000,000 to 19,999,999		13	189,957,109.52	25.02%	49	5.1630	1.533909	1.40 to 1.49	2	19,052,897.66	2.51%	50	5.0437	1.443615
20,000,000 to 24,999,999		3	65,261,340.14	8.60%	50	4.9119	2.038440	1.50 to 1.59	7	131,836,012.59	17.37%	50	5.3338	1.570923
25,000,000 to 49,999,999		3	91,763,449.96	12.09%	49	4.9255	1.978011	1.60 to 1.69	4	69,649,528.77	9.17%	49	4.8676	1.653941
	50,000,000 or greater	4	223,250,000.00	29.41%	49	5.0492	1.627522	1.70 to 1.79	2	19,401,574.71	2.56%	49	4.9832	1.737017
	Totals	56	759,172,219.96	100.00%	49	5.0604	1.735366	1.80 to 1.99	4	40,002,730.59	5.27%	48	4.8305	1.860444
								2.00 or greater	18	262,065,525.65	34.52%	49	5.0215	2.430345
								Totals	56	759,172,219.96	100.00%	49	5.0604	1.735366
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	14,615,151.54	1.93%	46	5.1717	NAP
							Defeased	4	14,615,151.54	1.93%	46	5.1717	NAP
Alabama	2	50,887,558.32	6.70%	49	4.7689	1.656329
							Industrial	11	15,173,233.51	2.00%	48	4.7630	1.819000
California	16	168,534,102.10	22.20%	49	4.8770	1.534374
							Lodging	13	121,009,462.86	15.94%	50	5.5521	1.306434
Colorado	1	16,299,299.33	2.15%	49	4.8730	0.601300
							Mixed Use	1	37,000,000.00	4.87%	49	4.2993	2.549100
Connecticut	1	20,559,000.15	2.71%	50	4.7975	2.158700
							Mobile Home Park	2	1,924,549.66	0.25%	49	5.6700	2.192900
Florida	4	118,132,293.09	15.56%	49	5.2087	1.545317
							Multi-Family	7	44,982,802.58	5.93%	48	4.5762	2.139439
Illinois	8	9,951,276.52	1.31%	48	4.7630	1.819000
							Office	9	312,885,589.26	41.21%	49	5.0345	1.713982
Indiana	2	8,190,822.00	1.08%	49	5.4233	1.442014
							Retail	17	184,231,430.51	24.27%	49	5.0895	1.484399
Kansas	2	35,908,930.49	4.73%	50	4.7889	2.590868
							Self Storage	3	27,350,000.00	3.60%	49	4.8727	3.207894
Maryland	1	11,506,996.07	1.52%	48	5.3800	1.103500
							Totals	67	759,172,219.96	100.00%	49	5.0604	1.735366
Michigan	4	22,723,383.39	2.99%	49	5.3300	1.667908

Mississippi	2	6,903,362.34	0.91%	50	5.5453	0.987355

Missouri	2	6,705,252.64	0.88%	50	5.3462	2.209528

Nevada	1	14,266,039.30	1.88%	49	5.9500	1.592400

New York	1	56,250,000.00	7.41%	50	5.2788	2.126400

North Carolina	3	36,533,154.16	4.81%	50	5.6542	1.780117

Ohio	1	6,695,080.04	0.88%	50	5.6500	1.505100

Pennsylvania	2	24,041,831.93	3.17%	49	5.0755	1.542463

Tennessee	3	16,064,666.50	2.12%	48	5.0033	1.513990

Texas	3	17,581,153.38	2.32%	50	5.4194	1.913416

Washington	2	93,000,000.00	12.25%	50	4.7857	1.975552

Wisconsin	2	3,822,866.62	0.50%	48	4.7630	1.819000

Totals	67	759,172,219.96	100.00%	49	5.0604	1.735366

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	14,615,151.54	1.93%	46	5.1717	NAP	Defeased	4	14,615,151.54	1.93%	46	5.1717	NAP
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	10	108,318,150.57	14.27%	48	4.3147	1.920179	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	8	147,275,500.16	19.40%	49	4.7552	2.043586	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	23	364,935,547.17	48.07%	49	5.1900	1.527945	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% to 5.9999%	10	117,366,353.42	15.46%	49	5.6491	1.821179	49 months or greater	52	744,557,068.42	98.07%	49	5.0582	1.738631
	6.0000% or greater	1	6,661,517.10	0.88%	50	6.2135	2.132100	Totals	56	759,172,219.96	100.00%	49	5.0604	1.735366
	Totals	56	759,172,219.96	100.00%	49	5.0604	1.735366
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	14,615,151.54	1.93%	46	5.1717	NAP	Defeased	4	14,615,151.54	1.93%	46	5.1717	NAP
	60 months or less	52	744,557,068.42	98.07%	49	5.0582	1.738631	Interest Only	12	338,500,000.00	44.59%	49	4.9105	1.794374
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	40	406,057,068.42	53.49%	49	5.1813	1.692162
	Totals	56	759,172,219.96	100.00%	49	5.0604	1.735366	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	759,172,219.96	100.00%	49	5.0604	1.735366
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	14,615,151.54	1.93%	46	5.1717	NAP				None
Underwriter's Information		3	31,592,140.55	4.16%	49	4.6196	2.093682
	12 months or less	49	712,964,927.87	93.91%	49	5.0776	1.722898
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	56	759,172,219.96	100.00%	49	5.0604	1.735366
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300571629	OF	Coral Gables	FL	Actual/360	5.020%	255,183.33	0.00	0.00	N/A	12/06/26	--	61,000,000.00	61,000,000.00	12/06/22
2	883100678	OF	New York	NY	Actual/360	5.279%	247,443.75	0.00	0.00	N/A	02/06/27	--	56,250,000.00	56,250,000.00	12/06/22
3	883100682	OF	Seattle	WA	Actual/360	5.107%	238,326.67	0.00	0.00	N/A	02/06/27	--	56,000,000.00	56,000,000.00	12/06/22
4	883100673	RT	Birmingham	AL	Actual/360	4.762%	198,416.67	0.00	0.00	N/A	01/01/27	--	50,000,000.00	50,000,000.00	12/01/22
6	300571647	OF	Orlando	FL	Actual/360	5.520%	169,334.17	48,325.34	0.00	N/A	01/06/27	--	36,811,775.30	36,763,449.96	12/06/22
7	307340007	MU	Seattle	WA	Actual/360	4.299%	71,655.00	0.00	0.00	N/A	01/06/27	--	20,000,000.00	20,000,000.00	12/06/22
7A	307340107				Actual/360	4.299%	60,906.75	0.00	0.00	N/A	01/06/27	--	17,000,000.00	17,000,000.00	12/06/22
8	307340008	OF	Los Angeles	CA	Actual/360	4.435%	110,875.00	0.00	0.00	N/A	12/06/26	--	30,000,000.00	30,000,000.00	12/06/22
9	307340009	LO	Garden Grove	CA	Actual/360	5.395%	89,040.30	23,205.94	0.00	N/A	02/06/27	--	19,804,337.58	19,781,131.64	09/06/21
9A	307340109				Actual/360	5.395%	44,520.15	11,602.97	0.00	N/A	02/06/27	--	9,902,168.81	9,890,565.84	09/06/21
10	883100687	LO	Charlotte	NC	Actual/360	5.503%	113,463.74	39,890.11	0.00	N/A	02/06/27	--	24,742,230.10	24,702,339.99	12/06/22
11	307340011	OF	Olathe	KS	Actual/360	4.640%	96,666.67	0.00	0.00	02/06/27	11/06/31	--	25,000,000.00	25,000,000.00	12/06/22
12	307340012	OF	New Haven	CT	Actual/360	4.798%	82,341.04	36,985.95	0.00	N/A	02/06/27	--	20,595,986.10	20,559,000.15	12/06/22
13	883100622	MF	San Bernardino	CA	Actual/360	4.269%	35,426.60	19,648.06	0.00	N/A	11/06/26	--	9,958,052.23	9,938,404.17	12/06/22
14	883100621	MF	Buena Park	CA	Actual/360	4.269%	33,935.96	18,821.32	0.00	N/A	11/06/26	--	9,539,047.67	9,520,226.35	12/06/22
15	307340015	RT	Moreno Valley	CA	Actual/360	5.098%	69,490.75	28,218.09	0.00	N/A	01/06/27	--	16,357,178.52	16,328,960.43	12/06/22
16	883100675	OF	Englewood	CO	Actual/360	4.873%	66,285.89	23,923.42	0.00	N/A	01/06/27	--	16,323,222.75	16,299,299.33	12/06/22
17	883100670	RT	Indiana	PA	Actual/360	5.151%	68,325.69	19,594.45	0.00	N/A	01/06/27	--	15,917,459.21	15,897,864.76	12/06/22
18	300571645	RT	Las Vegas	NV	Actual/360	5.950%	70,842.83	21,589.83	0.00	N/A	01/06/27	--	14,287,629.13	14,266,039.30	12/06/22
19	883100664	IN	Various	Various	Actual/360	4.763%	60,305.07	20,149.33	0.00	N/A	12/06/26	--	15,193,382.84	15,173,233.51	12/06/22
20	883100672	SS	Redwood City	CA	Actual/360	5.082%	64,583.75	0.00	0.00	N/A	01/06/27	--	15,250,000.00	15,250,000.00	12/06/22
21	883100671	RT	Muskegon	MI	Actual/360	5.251%	64,324.75	0.00	0.00	N/A	01/06/27	--	14,700,000.00	14,700,000.00	12/06/22
23	300571648	LO	New Bern	NC	Actual/360	5.970%	58,947.09	17,847.48	0.00	N/A	01/06/27	--	11,848,661.65	11,830,814.17	12/06/22
24	300571658	LO	Overland Park	KS	Actual/360	5.130%	46,715.45	18,659.91	0.00	N/A	02/06/27	--	10,927,590.40	10,908,930.49	12/06/22
25	300571641	RT	Baltimore	MD	Actual/360	5.380%	51,659.52	15,574.44	0.00	N/A	12/06/26	--	11,522,570.51	11,506,996.07	12/06/22
26	883100676	OF	Boynton Beach	FL	Actual/360	5.087%	46,755.60	15,591.79	0.00	N/A	01/06/27	--	11,029,431.61	11,013,839.82	12/06/22
27	307340027	LO	Gainesville	FL	Actual/360	5.359%	41,848.43	15,447.70	0.00	N/A	02/06/27	--	9,370,451.01	9,355,003.31	12/06/22
28	307340028	RT	Memphis	TN	Actual/360	4.146%	16,243.94	0.00	0.00	N/A	11/01/26	--	4,701,574.71	4,701,574.71	12/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28A	307340128				Actual/360	4.146%	16,243.94	0.00	0.00	N/A	11/01/26	--	4,701,574.71	4,701,574.71	12/01/22
29	883100668	RT	Kittanning	PA	Actual/360	4.928%	33,493.19	11,843.22	0.00	N/A	01/06/27	--	8,155,810.39	8,143,967.17	12/06/22
30	300571654	RT	Folsom	CA	Actual/360	5.150%	32,204.20	12,842.96	0.00	N/A	01/06/27	--	7,503,891.78	7,491,048.82	12/06/22
31	300571639	RT	Los Angeles	CA	Actual/360	5.400%	36,020.27	9,463.72	0.00	N/A	12/06/26	--	8,004,505.21	7,995,041.49	12/06/22
32	307340032	RT	Montclair	CA	Actual/360	5.064%	31,682.53	9,952.08	0.00	N/A	02/06/27	--	7,508,450.07	7,498,497.99	12/06/22
33	300571659	MF	Houston	TX	Actual/360	5.250%	30,540.43	11,703.15	0.00	N/A	02/06/27	--	6,980,670.85	6,968,967.70	12/06/22
34	307340034	LO	Memphis	TN	Actual/360	6.213%	34,569.09	14,737.03	0.00	N/A	02/06/27	--	6,676,254.13	6,661,517.10	12/06/22
35	300571664	LO	Bowling Green	OH	Actual/360	5.650%	31,572.42	10,565.79	0.00	N/A	02/06/27	--	6,705,645.83	6,695,080.04	12/06/22
36	883100628	MF	Inglewood	CA	Actual/360	4.269%	22,518.25	12,488.92	0.00	N/A	11/06/26	--	6,329,648.19	6,317,159.27	12/06/22
37	307340037	LO	Rancho Cordova	CA	Actual/360	5.577%	28,627.80	14,679.55	0.00	N/A	02/06/27	--	6,160,159.93	6,145,480.38	12/06/22
39	307340039	MF	Lansing	MI	Actual/360	5.413%	27,578.69	15,044.50	0.00	N/A	12/06/26	--	6,113,878.23	6,098,833.73	12/06/22
40	883100684	RT	Pflugerville	TX	Actual/360	5.221%	26,975.17	0.00	0.00	N/A	02/06/27	--	6,200,000.00	6,200,000.00	12/06/22
41	307340041	SS	Redlands	CA	Actual/360	4.680%	23,792.03	0.00	0.00	N/A	01/06/27	--	6,100,000.00	6,100,000.00	12/06/22
42	307340042	SS	National City	CA	Actual/360	4.536%	22,681.00	0.00	0.00	N/A	12/06/26	--	6,000,000.00	6,000,000.00	12/06/22
43	300571663	LO	Jackson	MS	Actual/360	5.660%	25,133.39	8,382.96	0.00	N/A	02/06/27	--	5,328,634.92	5,320,251.96	12/06/22
44	300571661	LO	Kansas City	MO	Actual/360	5.500%	24,359.20	8,572.56	0.00	N/A	02/06/27	--	5,314,734.84	5,306,162.28	12/06/22
45	300571665	RT	Lafayette	IN	Actual/360	5.390%	22,129.20	7,037.95	0.00	N/A	02/06/27	--	4,926,723.14	4,919,685.19	12/06/22
47	307340047	LO	Wichita Falls	TX	Actual/360	5.966%	21,985.15	10,125.17	0.00	N/A	01/06/27	--	4,422,310.85	4,412,185.68	12/06/22
48	307340048	RT	MacClenny	FL	Actual/360	5.277%	19,053.58	6,340.27	0.00	N/A	10/06/26	--	4,333,231.13	4,326,890.86	12/06/22
49	300571638	RT	Taft	CA	Actual/360	5.330%	18,412.10	6,939.09	0.00	N/A	12/06/26	--	4,145,313.47	4,138,374.38	12/06/22
50	300571656	MH	Grove City	OH	Actual/360	5.070%	16,226.55	5,417.76	0.00	N/A	11/06/26	--	3,840,602.77	3,835,185.01	12/06/22
51	883100633	MF	Panorama City	CA	Actual/360	4.269%	12,686.34	7,036.01	0.00	N/A	11/06/26	--	3,565,998.94	3,558,962.93	12/06/22
52	307340052	RT	Indianapolis	IN	Actual/360	5.473%	14,957.02	8,011.95	0.00	N/A	12/06/26	--	3,279,148.76	3,271,136.81	02/06/22
53	307340053	RT	New York	NY	Actual/360	5.194%	13,811.95	5,395.04	0.00	N/A	11/06/26	--	3,190,748.58	3,185,353.54	12/06/22
54	300571631	SS	Rockledge	FL	Actual/360	5.130%	13,989.24	4,615.50	0.00	N/A	09/06/26	--	3,272,337.63	3,267,722.13	12/06/22
55	883100630	MF	Tehachapi	CA	Actual/360	4.269%	9,197.60	5,101.10	0.00	N/A	11/06/26	--	2,585,349.53	2,580,248.43	12/06/22
56	300571642	RT	Various	Various	Actual/360	5.160%	10,639.83	3,709.54	0.00	N/A	12/06/26	--	2,474,378.24	2,470,668.70	12/06/22
57	300571640	MH	Various	MI	Actual/360	5.670%	9,105.14	2,464.87	0.00	N/A	01/01/27	--	1,927,014.53	1,924,549.66	12/01/22
Totals							3,204,049.86	607,546.82	0.00				759,779,766.78	759,172,219.96
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,377,913.79	964,921.70	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	9,236,528.90	5,068,811.14	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,917,771.44	2,604,370.36	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	16,625,320.70	17,927,248.81	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	5,529,298.03	4,456,026.31	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	14,654,736.57	8,059,531.78	07/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,628,660.92	3,051,170.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,442,474.00	0.00	--	--	12/12/22	0.00	0.00	111,967.82	1,579,791.98	2,200,414.93	0.00
9A	0.00	0.00	--	--	12/12/22	0.00	0.00	55,983.91	789,895.99	0.00	0.00
10	1,375,110.00	3,063,112.57	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	11,654,941.00	11,654,941.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	7,158,954.66	3,796,469.41	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,707,268.23	978,662.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,236,064.99	693,592.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	1,080,975.82	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,126,045.07	690,573.53	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,012,830.77	1,322,616.93	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,457,910.02	1,374,671.79	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,636,242.34	3,607,302.26	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,035,038.55	1,600,336.11	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,473,857.01	1,104,047.18	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,369,074.75	2,416,765.64	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	751,479.51	1,309,373.15	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	865,762.00	722,399.56	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,345,590.50	1,105,592.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	5,313.39	0.00
27	732,000.35	1,213,668.92	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	11,942,465.32	11,466,969.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	225,651.54	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	673,522.68	573,686.11	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	709,315.48	492,632.83	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
32	787,154.00	497,865.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	904,018.76	820,577.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	1,047,060.02	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	711,760.12	846,733.71	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	398,219.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	817,900.52	785,094.14	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	713,830.65	716,252.31	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	15,325.41	0.00
40	532,140.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,084,159.02	879,892.89	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	963,907.14	791,750.13	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	409,545.00	244,634.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	688,525.03	1,006,156.07	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	693,913.88	455,765.02	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	838,251.74	930,912.82	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	633.26	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	428,169.90	305,631.79	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	440,096.18	198,506.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	263,412.00	194,973.00	01/01/22	06/30/22	08/11/22	701,646.02	105,638.29	19,729.32	356,422.03	127,964.19	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	437,585.01	262,564.50	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	263,809.83	158,669.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	359,767.09	155,564.38	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	128,014,123.45	103,322,942.64				701,646.02	105,638.29	187,681.05	2,726,110.00	2,349,651.18	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/16/22	0	0.00	0	0.00	3	32,942,834.29	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.060358%	5.035964%	49
11/18/22	0	0.00	0	0.00	3	32,985,655.15	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.060493%	5.036095%	50
10/17/22	0	0.00	0	0.00	3	33,023,349.80	0	0.00	0	0.00	0	0.00	0	0.00	1	34,587,736.86	5.060610%	5.034454%	51
09/16/22	0	0.00	0	0.00	3	33,065,809.28	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.011580%	4.985833%	49
08/17/22	0	0.00	0	0.00	3	33,103,132.23	0	0.00	0	0.00	0	0.00	1	831,705.21	0	0.00	5.011724%	4.985972%	50
07/15/22	0	0.00	0	0.00	3	33,140,282.10	0	0.00	0	0.00	0	0.00	1	1,151,481.58	0	0.00	5.010738%	4.984992%	51
06/17/22	0	0.00	0	0.00	3	33,182,216.74	0	0.00	0	0.00	0	0.00	1	760,340.04	0	0.00	5.009342%	4.983604%	52
05/17/22	0	0.00	0	0.00	3	33,218,999.88	0	0.00	0	0.00	0	0.00	1	633,340.33	0	0.00	5.008460%	4.982725%	53
04/18/22	0	0.00	0	0.00	3	33,260,581.21	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	5.007769%	4.982036%	54
03/17/22	0	0.00	0	0.00	3	33,297,000.95	0	0.00	0	0.00	0	0.00	1	1,767,133.46	0	0.00	5.007910%	4.982173%	55
02/17/22	0	0.00	0	0.00	3	33,348,197.45	0	0.00	0	0.00	0	0.00	1	1,768,262.52	0	0.00	5.005740%	4.976910%	56
01/18/22	0	0.00	0	0.00	3	33,355,351.67	0	0.00	0	0.00	0	0.00	0	0.00	1	6,526,673.88	5.003509%	4.974709%	57
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	307340009	09/06/21	14	6	111,967.82	1,579,791.98	2,242,491.53	20,000,000.00	06/03/20	98
9A	307340109	09/06/21	14	6	55,983.91	789,895.99	0.00	10,000,000.00	06/03/20	0
52	307340052	02/06/22	9	6	19,729.32	356,422.03	176,223.26	3,435,429.16	06/07/19	3	12/15/21
Totals					187,681.05	2,726,110.00	2,418,714.79	33,435,429.16
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		203,587,587	200,316,450	3,271,137		0
49 - 60 Months		530,584,633	500,912,936	29,671,697		0
> 60 Months		25,000,000	25,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-22	759,172,220	726,229,386	0	0	32,942,834	0
Nov-22	759,779,767	726,794,112	0	0	32,985,655	0
Oct-22	760,328,521	727,305,171	0	0	33,023,350	0
Sep-22	795,518,791	762,452,982	0	0	33,065,809	0
Aug-22	796,062,389	762,959,256	0	0	33,103,132	0
Jul-22	797,435,258	764,294,976	0	0	33,140,282	0
Jun-22	799,181,959	765,999,742	0	0	33,182,217	0
May-22	800,478,373	767,259,373	0	0	33,219,000	0
Apr-22	801,702,029	768,441,448	0	0	33,260,581	0
Mar-22	802,233,058	768,936,057	0	0	33,297,001	0
Feb-22	804,699,301	771,351,104	0	0	33,348,197	0
Jan-22	806,964,220	773,608,868	0	0	33,355,352	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	307340009	19,781,131.64	20,000,000.00	62,000,000.00	11/01/22	426,985.00	0.12080	12/31/21	02/06/27	289
9A	307340109	9,890,565.84	10,000,000.00	64,000,000.00	03/01/22	6,902,196.00	1.61866	--	02/06/27	289
52	307340052	3,271,136.81	3,435,429.16	3,450,000.00	06/12/22	175,074.50	1.31510	06/30/22	12/06/26	227
Totals		32,942,834.29	33,435,429.16	129,450,000.00		7,504,255.50

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	307340009	LO	CA	06/03/20	98

Loan transferred for Borrower declared Imminent Default as a result of the Covid-19 pandemic. Discussions with the Borrower are ongoing. The Borrower has received an offer to sell the property and the Buyer is interested in assuming the loan.

Borrower and Special Servicer are currently discussing loan assumption and reinstatement.

9A	307340109	Various	Various	06/03/20	0

Loan transferred for Borrower declared Imminent Default as a result of the Covid-19 pandemic. Discussions with the Borrower are ongoing. The Borrower has received an offer to sell the property and the Buyer is interested in assuming the loan.

Borrower and Special Servicer are currently discussing loan assumption and reinstatement.

52	307340052	RT	IN	06/07/19	3

Loan transferred to Special Servicing due to a Payment Default. A Receiver was appointed for the Property, and subsequently the Borrower filed Bankruptcy. The Special Servicer is monitoring the bankruptcy proceedings and evaluating all available resolution options.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	883100687	25,642,592.64	5.50300%	25,642,592.64	5.50300%		08/31/20	09/06/20	11/12/20
28	307340028	4,701,574.71	4.14600%	4,638,573.29	4.14600%	10	12/31/20	05/01/20	--
28A	307340128	0.00	4.14600%	0.00	4.14600%	10	12/31/20	05/01/20	05/11/21
43	300571663	5,565,142.29	5.66000%	5,510,460.09	5.66000%	10	06/06/21	06/12/21	--
43	300571663	0.00	5.66000%	0.00	5.66000%	10	06/22/21	12/06/20	08/11/21
Totals		30,344,167.35		30,281,165.93
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
9	0.00	0.00	6,188.86	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	162.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28A	0.00	0.00	0.00	0.00	162.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	(9,500.00)	0.00	335.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	3,500.00	0.00	0.00	3,197.46	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	188.86	0.00	660.04	3,197.46	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,046.36

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the BBCMS2017-C1 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and theHedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28